Condensed Consolidating Financial Information - Condensed Consolidating Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Oil & natural gas sales	$ 178,972				$ 203,710					$ 894,967	$ 571,948	$ 393,631
Other revenues	869				911					4,378	3,075	3,237
Total revenues	179,841	$ 226,460	$ 245,493	$ 236,564	204,621	$ 152,282	$ 153,515	$ 147,045	$ 122,181	899,345	575,023	396,868
Costs and expenses:
Lease operating	45,700				33,355					161,303	113,640	103,754
Gathering, processing, and transportation	22,983				14,120
Pipeline operating	446				489					2,068	1,835	2,114
Exploration	816				146					16,603	2,356	9,800
Production and ad valorem taxes	9,430				8,584					45,751	27,146	23,624
Depreciation, depletion, and amortization	91,798				57,679					314,193	184,717	138,672
Impairment of proved oil and natural gas properties	251,347									432,116	6,600	28,871
Incentive unit compensation expense	10,224				1,023					943,949	43,279	9,510
General and administrative	27,487				17,739					87,673	82,079	59,677
Accretion of asset retirement obligations	1,757				1,521					6,306	5,581	5,009
(Gain) loss on commodity derivatives	(253,649)				59,482					(749,988)	(29,294)	(34,905)
(Gain) loss on sale of properties					(110)					3,057	(85,621)	(9,761)
Other, net					(12)					(12)	649	502
Total costs and expenses	208,339				194,016					1,263,019	352,967	336,867
Operating income (loss)	(28,498)	444,776	174,201	(993,256)	10,605	4,411	117,797	90,327	9,521	(363,674)	222,056	60,001
Other income (expense):
Interest expense, net	(38,574)				(34,052)					(133,833)	(69,250)	(33,238)
Debt extinguishment costs										(37,248)	0	0
Equity earnings from subsidiaries											(784)	4,184
Other, net	111				31					(337)	145	341
Total other income (expense)	(38,463)				(34,021)					(171,418)	(69,105)	(32,897)
Income (loss) before income taxes	(66,961)				(23,416)					(535,092)	152,951	27,104
Income tax benefit (expense)	(45,188)				(100)					(100,971)	(1,619)	(107)
Net income (loss)	(112,149)	328,859	112,037	(1,053,443)	(23,516)	(22,968)	95,962	78,158	180	(636,063)	151,332	26,997
Net income (loss) attributable to noncontrolling interest	(158,041)	161,661	102,109	(105,094)	(31,888)	7,689	11,235	34,975	(4,069)	126,788	49,830	(2,701)
Net income (loss) attributable to Memorial Resource Development Corp.	45,892	$ 167,198	$ 9,928	$ (948,349)	8,372	$ (30,657)	$ 84,727	$ 43,183	$ 4,249	(762,851)	101,502	29,698
Parent [Member]
Revenues:
Other revenues										5
Total revenues										5
Costs and expenses:
Depreciation, depletion, and amortization	968									1,133
Incentive unit compensation expense	10,224									111,866
General and administrative	10,925									13,232
(Gain) loss on commodity derivatives										(277,129)
Total costs and expenses	(86,073)									(150,898)
Operating income (loss)	86,073									150,903
Other income (expense):
Interest expense, net	(9,757)									(19,532)
Debt extinguishment costs										(23,562)
Equity earnings from subsidiaries	7,021									(809,017)
Total other income (expense)	(2,736)									(852,111)
Income (loss) before income taxes	83,337									(701,208)
Income tax benefit (expense)	(37,445)									(83,373)
Net income (loss)	45,892									(784,581)
Net income (loss) attributable to Memorial Resource Development Corp.										(784,581)
Guarantor Subsidiaries [Member]
Revenues:
Oil & natural gas sales	87,023				87,733					363,114	184,757	100,242
Other revenues					3					7
Total revenues	87,023				87,736					363,121	184,757	100,242
Costs and expenses:
Lease operating	5,222				3,235					17,570	14,710	14,656
Gathering, processing, and transportation	14,763				8,557
Exploration	726				140					13,853	1,034	466
Production and ad valorem taxes	2,775				2,573					12,610	7,869	8,021
Depreciation, depletion, and amortization	39,564				25,129					127,105	61,990	34,843
Impairment of proved oil and natural gas properties										24,576	128	4,250
Incentive unit compensation expense										831,060	14,353	9,510
General and administrative	2,051				6,982					25,277	31,674	19,525
Accretion of asset retirement obligations	123				130					533	516	487
(Gain) loss on commodity derivatives										19,395	(3,179)	(10,500)
(Gain) loss on sale of properties										3,167	6,776	(2)
Other, net												459
Total costs and expenses	65,224				59,462					1,075,146	135,871	81,715
Operating income (loss)	21,799				28,274					(712,025)	48,886	18,527
Other income (expense):
Interest expense, net					(17,974)					(30,751)	(24,895)	(8,164)
Debt extinguishment costs										(13,686)
Equity earnings from subsidiaries					(3,260)						71,222	(16,331)
Other, net	(49)				31					319	141	456
Total other income (expense)	(49)				(21,203)					(44,118)	46,468	(24,039)
Income (loss) before income taxes	21,750				7,071					(756,143)	95,354	(5,512)
Income tax benefit (expense)	(10,113)				(25)					(19,028)	(164)
Net income (loss)	11,637				7,046					(775,171)	95,190	(5,512)
Net income (loss) attributable to Memorial Resource Development Corp.										(775,171)	95,190	(5,512)
Non-Guarantor Subsidiaries [Member]
Revenues:
Oil & natural gas sales	91,949				115,977					531,853	387,191	293,389
Other revenues	869				908					4,366	3,075	3,237
Total revenues	92,818				116,885					536,219	390,266	296,626
Costs and expenses:
Lease operating	40,478				30,120					143,733	98,930	89,529
Gathering, processing, and transportation	8,220				5,563
Pipeline operating	446				489					2,068	1,835	2,114
Exploration	90				6					2,750	1,322	9,334
Production and ad valorem taxes	6,655				6,011					33,141	19,277	15,603
Depreciation, depletion, and amortization	51,266				32,550					185,955	122,727	103,829
Impairment of proved oil and natural gas properties	251,347									407,540	6,472	24,621
Incentive unit compensation expense					1,023					1,023	28,926
General and administrative	14,511				10,757					49,164	50,405	39,721
Accretion of asset retirement obligations	1,634				1,391					5,773	5,065	4,522
(Gain) loss on commodity derivatives										(492,254)	(26,115)	(24,405)
(Gain) loss on sale of properties					(110)					(110)	(92,397)	(9,759)
Other, net					(12)					(12)	649	43
Total costs and expenses	229,188				134,554					338,771	217,096	255,152
Operating income (loss)	(136,370)				(17,669)					197,448	173,170	41,474
Other income (expense):
Interest expense, net	(28,817)				(16,078)					(83,550)	(44,355)	(25,074)
Other, net	160									(656)	4	(115)
Total other income (expense)	(28,657)				(16,078)					(84,206)	(44,351)	(25,189)
Income (loss) before income taxes	(165,027)				(33,747)					113,242	128,819	16,285
Income tax benefit (expense)	2,370				(75)					1,430	(1,455)	(107)
Net income (loss)	(162,657)				(33,822)					114,672	127,364	16,178
Net income (loss) attributable to noncontrolling interest										32	267	104
Net income (loss) attributable to Memorial Resource Development Corp.										114,640	127,097	16,074
Eliminations [Member]
Costs and expenses:
Lease operating												(431)
General and administrative												431
Other income (expense):
Equity earnings from subsidiaries	(7,021)				3,260					809,017	(71,222)	16,331
Total other income (expense)	(7,021)				3,260					809,017	(71,222)	16,331
Income (loss) before income taxes	(7,021)				3,260					809,017	(71,222)	16,331
Net income (loss)	$ (7,021)				$ 3,260					809,017	(71,222)	16,331
Net income (loss) attributable to noncontrolling interest										126,756	49,563	(2,805)
Net income (loss) attributable to Memorial Resource Development Corp.										$ 682,261	$ (120,785)	$ 19,136